Debt - lease liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of leases [Abstract]
Non-current lease liabilities	€ 1,338	€ 1,280
Current lease liabilities	355	€ 360
Commitments for leases entered and not yet commenced	171
Lease commitments for short-term leases for which recognition exemption has been used	€ 18